SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total capital expenditures	$ 598,414	$ 782,150	$ 464,253
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	456,053	565,794	348,648
Mocha and Other [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	1,704	1,368	3,490
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,303	6,123	11,519
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	21,684	52,520	119,014
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	429,362	505,783	214,625
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	4,986	22,912	15,622
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	131,419	186,361	74,523
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 5,956	$ 7,083	$ 25,460